UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,
1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  38 Newbury Street
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  	617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	November 1, 1999

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	114

Form 13F Information Table Value Total:  	$390,034,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109      442    10168 SH       SOLE                    10168
Abbott Laboratories            COM              002824100      550    14997 SH       SOLE                    14997
Adaptec Inc                    COM              00651F108     2570    64767 SH       SOLE                    64767
Allstate                       COM              020002101      557    22350 SH       SOLE                    22350
America OnLine Inc             COM              02364J104     4198    40345 SH       SOLE                    40345
American Express Co            COM              025816109     8057    59685 SH       SOLE                    59685
American Home Products         COM              026609107      205     4936 SH       SOLE                     4936
American International Group   COM              026874107    10796   124187 SH       SOLE                   124187
Ameritech Corporation          COM              030954101      362     5418 SH       SOLE                     5418
Applied Materials              COM              038222105      202     2600 SH       SOLE                     2600
Associates First Capital       COM              046008108      963    26744 SH       SOLE                    26744
Automatic Data Processing      COM              053015103      303     6800 SH       SOLE                     6800
Avitar, Inc.                   COM                              68    31400 SH       SOLE                    31400
BMC Software                   COM              055921100     9244   129180 SH       SOLE                   129180
BP Amoco PLC Spons-ADR         COM              055622104      362     3268 SH       SOLE                     3268
Bank One Corp.                 COM              06423A103      204     5846 SH       SOLE                     5846
BankBoston Corp                COM              06605R106     4821   111147 SH       SOLE                   111147
Barnes & Noble Inc             COM              067774109      385    14800 SH       SOLE                    14800
Bellsouth Corp                 COM              079860102      327     7260 SH       SOLE                     7260
Berkshire Hathaway Cl A        COM              084670108     4785       87 SH       SOLE                       87
Biogen Inc                     COM              090597105      236     3000 SH       SOLE                     3000
Boston Properties              COM              101121101     1049    34170 SH       SOLE                    34170
Boston Scientific Corp         COM              101137107     2317    93617 SH       SOLE                    93617
Bristol Myers Co               COM              110122108     6621    98090 SH       SOLE                    98090
Brooks Automation Inc          COM              11434A100      233    13250 SH       SOLE                    13250
CVS Corp                       COM              126650100     7266   178040 SH       SOLE                   178040
Cambridge Heart Inc            COM              131910101       52    14000 SH       SOLE                    14000
Capital Crossing Bank          COM                             334    23000 SH       SOLE                    23000
Check Point Software           COM                            1452    17200 SH       SOLE                    17200
Chevron Corp                   COM              166751107      282     3175 SH       SOLE                     3175
Cifra SA-Unsponsored ADR C     COM              171785306       22    12300 SH       SOLE                    12300
Circuit City Stores            COM              172737108      591    14000 SH       SOLE                    14000
Cisco Systems Inc              COM              17275R102    24339   354997 SH       SOLE                   354997
Citigroup Inc.                 COM              172967101    11826   268770 SH       SOLE                   268770
Compaq Computer                COM              204493100      860    37577 SH       SOLE                    37577
Comverse Technology Inc        COM              205862402     3167    33580 SH       SOLE                    33580
Cor Therapeutics               COM              217753102      278    14618 SH       SOLE                    14618
Costco Wholesale Corp          COM                             504     7000 SH       SOLE                     7000
Coventry Corporation           COM              222862104     1169   123000 SH       SOLE                   123000
Dime Bankcorp Inc              COM              25429q102      285    16273 SH       SOLE                    16273
Du Pont (EI) De Nemours        COM              263534109      415     6859 SH       SOLE                     6859
EMC Corp                       COM              268648102    21777   305110 SH       SOLE                   305110
Elan Corporation               COM              284131208      792    23600 SH       SOLE                    23600
Electronic Data Systems Corp   COM              285661104     6499   122775 SH       SOLE                   122775
Equity Office Properties       COM              294741103      291    12519 SH       SOLE                    12519
Ericsson (lm) Tel-Sp Adr       COM              294821400      374    12000 SH       SOLE                    12000
Exxon Corporation              COM              032290101      408     5364 SH       SOLE                     5364
Fannie Mae                     COM              313586109     6758   107798 SH       SOLE                   107798
Federal Home Loan              COM              313400301      387     7444 SH       SOLE                     7444
Fleet Boston Corporation       COM              338915101      596    16270 SH       SOLE                    16270
GM/Hughes Electronics          COM              370442832     5914   103305 SH       SOLE                   103305
General Electric               COM              369604103     4240    35765 SH       SOLE                    35765
Genzyme                        COM              372917104     2509    55686 SH       SOLE                    55686
Genzyme Corp Tissue Repair     COM              372917401       30    15702 SH       SOLE                    15702
Gillette Co                    COM              375766102      890    26220 SH       SOLE                    26220
Hannaford Brothers             COM              410550107      211     3000 SH       SOLE                     3000
Harken Energy Corp.            COM              412552101      113   100000 SH       SOLE                   100000
Home Depot Inc                 COM              437076102     5847    85207 SH       SOLE                    85207
Hospitality Properties Trust   COM              44106M102      329    14850 SH       SOLE                    14850
Infinity Broadcasting          COM              456625101     5872   200325 SH       SOLE                   200325
Infinium Software Inc.         COM                              75    15000 SH       SOLE                    15000
Intel Corporation              COM              458140100    16914   227605 SH       SOLE                   227605
International Business Machine COM              459200101    12531   103564 SH       SOLE                   103564
Johnson & Johnson              COM              478160104    11566   125887 SH       SOLE                   125887
Juniper Networks Inc.          COM              48203r104     9158    50300 SH       SOLE                    50300
Kroger Co                      COM              501044101     5207   236005 SH       SOLE                   236005
Laboratory Corp Of America Hol COM              50540R102       28    10000 SH       SOLE                    10000
Little Switzerland Inc.        COM              537528101       10    25000 SH       SOLE                    25000
Lucent Technologies            COM              549463107     9110   140427 SH       SOLE                   140427
MCI WorldCom Inc               COM              55268b106     8295   115402 SH       SOLE                   115402
Maker Communications, Inc      COM              560875106     1132    48150 SH       SOLE                    48150
Marsh & Mclennan               COM              571748102      356     5202 SH       SOLE                     5202
Mc Donald's Corp               COM              580135101      347     8030 SH       SOLE                     8030
McKesson HBOC Inc.             COM              581557105     1281    44186 SH       SOLE                    44186
Mcgraw-Hill Inc                COM              580645109      312     6448 SH       SOLE                     6448
Media Vision Productions Inc.  COM                               0    25000 SH       SOLE                    25000
MediaOne Group Inc             COM              58440J104    12182   178328 SH       SOLE                   178328
Merck                          COM              589331107     9907   152855 SH       SOLE                   152855
Merrill Lynch & Co Inc         COM              590188108      350     5200 SH       SOLE                     5200
Mettler-Toledo International I COM              592688105     7648   258171 SH       SOLE                   258171
Microsoft Corp                 COM              594918104    16829   185827 SH       SOLE                   185827
Minnesota Mining & Mfg         COM              604059105      211     2200 SH       SOLE                     2200
Mirage Resorts                 COM              60462E104      603    43050 SH       SOLE                    43050
Mobil Corporation              COM              607059102      274     2720 SH       SOLE                     2720
Office Depot                   COM              676220106     1388   132149 SH       SOLE                   132149
Orbit Technologies, Inc.       COM              68556H107        6    25000 SH       SOLE                    25000
Pepsi Co Inc                   COM              713448108      225     7380 SH       SOLE                     7380
Pfizer Inc                     COM              717081103     9090   253388 SH       SOLE                   253388
Philip Morris                  COM              718154107      548    16040 SH       SOLE                    16040
Procter & Gamble Co            COM              742718109      375     3995 SH       SOLE                     3995
Quadramed Corp                 COM              74730W101      510    67975 SH       SOLE                    67975
Repsol SA Sponsored            COM              76026T205     4910   246275 SH       SOLE                   246275
SLI Inc.                       COM              78442t108      217    10200 SH       SOLE                    10200
Schering Plough Corp           COM              806605101     6935   158965 SH       SOLE                   158965
Schlumberger Ltd               COM              806857108      505     8110 SH       SOLE                     8110
Signal Technology Corp         COM              826675100     2816   563278 SH       SOLE                   563278
Solutia Inc                    COM                            2106   117825 SH       SOLE                   117825
Staples Inc                    COM              855030102     6802   311843 SH       SOLE                   311843
Sun Microsystems               COM              866810104     3982    42822 SH       SOLE                    42822
Telefonica De Espana           COM              879382208      378     7865 SH       SOLE                     7865
Tellabs Inc                    COM              879664100      558     9792 SH       SOLE                     9792
Texas Instruments              COM              882508104     4429    53845 SH       SOLE                    53845
Time Warner Inc                COM              887315109     5364    88294 SH       SOLE                    88294
Total Fina SA Sponsored ADR    COM              89151E109     6538   103060 SH       SOLE                   103060
Tyco International Ltd         COM              902124106    21557   208787 SH       SOLE                   208787
Tyler Technologies Inc.        COM              902252105      212    47750 SH       SOLE                    47750
US Concrete                    COM              90333l102      443    54500 SH       SOLE                    54500
US West Inc                    COM              91273H101      210     3672 SH       SOLE                     3672
Uici Delaware                  COM              902737105     1261    49324 SH       SOLE                    49324
Viad Corp.                     COM                             251     8500 SH       SOLE                     8500
Watson Pharmaceuticals         COM              942683103     5477   179218 SH       SOLE                   179218
Wesley Jessen Visioncare       COM                             555    17800 SH       SOLE                    17800
Williams Companies             COM                             280     7450 SH       SOLE                     7450
Watson Pharmaceuticals, Inc.   COM              942683103     1243    40682 SH       SOLE                    40682